Wahed Dow Jones Islamic World ETF
Schedule of Investments
August 31, 2024 (Unaudited)

COMMON STOCKS - 98.5%	Shares	Value
Aerospace & Defense - 0.9%
Safran SA	4,629	$1,014,269

Apparel & Textile Products - 2.8%
adidas AG	2,224	571,128
Cie Financière Richemont SA	7,176	1,132,073
Hermes International SCA	450	1,080,395
Kering SA	930	266,620
		3,050,216

Automotive - 1.7%
BYD Co. Ltd. - Class H	12,293	380,118
Denso Corp.	29,370	451,932
Ferrari NV	1,687	835,078
Samsung SDI Co. Ltd.	675	178,875
		1,846,003

Biotech & Pharmaceutical - 19.1%
Argenx SE - ADR (a)	791	409,200
Astellas Pharma, Inc.	24,466	305,310
AstraZeneca PLC	13,078	2,281,504
CSL Ltd.	6,476	1,349,650
Daiichi Sankyo Co. Ltd.	26,006	1,090,929
Genmab AS (a)	893	248,276
GSK PLC	54,851	1,194,497
Novartis AG	26,606	3,202,316
Novo Nordisk AS – Class B	42,541	5,922,256
Roche Holding AG	9,381	3,175,465
Roche Holding AG – Bearer Shares	321	116,679
Sanofi SA	14,856	1,664,151
		20,960,233

Chemicals - 2.9%
Air Liquide SA	7,693	1,436,722
Givaudan SA	104	533,943
Shin-Etsu Chemical Co. Ltd.	26,529	1,170,078
		3,140,743

Commercial Support Services - 4.1%
Compass Group PLC	23,927	754,391
Recruit Holdings Co. Ltd.	22,083	1,372,102
RELX PLC	25,382	1,180,550
Waste Connections, Inc.	3,468	646,691
Wolters Kluwer NV	3,298	562,736
		4,516,470

Construction Materials - 0.6%
Sika AG	2,132	683,486

Diversified Industrials - 1.4%
Hitachi Ltd.	61,920	1,519,029

E-Commerce Discretionary - 2.7%
JD.com, Inc. - ADR	76,041	2,053,107
PDD Holdings, Inc. (a)	9,675	929,864
		2,982,971

Electrical Equipment - 4.4%
ABB Ltd.	21,643	1,240,496
Assa Abloy AB - Class B	12,993	420,085
Daikin Industries Ltd.	3,895	495,151
Legrand SA	3,482	390,049
Mitsubishi Electric Corp.	28,970	485,669
Schneider Electric SE	7,170	1,823,016
		4,854,466

Food - 2.0%
Nestle SA	20,429	2,191,582

Health Care Facilities & Services - 0.6%
Lonza Group AG	993	650,257

Household Products - 3.7%
L'Oreal SA	3,035	1,332,360
Reckitt Benckiser Group PLC	9,752	559,571
Unilever PLC	33,594	2,166,045
		4,057,976

Internet Media & Services - 1.4%
Meituan - Class B (a)(b)	56,660	858,573
Prosus NV	19,703	731,267
		1,589,840

IT Services - 0.4%
Capgemini SE	2,037	422,768

Leisure Facilities & Services - 0.4%
Amadeus IT Group SA	5,963	402,233

Machinery - 2.7%
Atlas Copco AB - Class A	34,270	622,939
Atlas Copco AB - Class B	20,409	325,245
FANUC Corp.	12,419	365,649
Keyence Corp.	2,673	1,277,892
SMC Corp.	801	368,579
		2,960,304

Medical Equipment & Devices - 2.4%
Alcon, Inc.	6,690	648,933
EssilorLuxottica SA	3,788	898,131
Hoya Corp.	4,658	658,848
Terumo Corp.	20,177	372,694
		2,578,606

Metals & Mining - 5.2%
Agnico Eagle Mines Ltd.	6,657	542,340
Barrick Gold Corp.	23,250	469,399
BHP Group Ltd.	67,809	1,875,762
Fortescue Ltd.	22,857	283,340
Franco-Nevada Corp.	2,549	311,232
Rio Tinto Ltd.	6,572	497,413
Rio Tinto PLC	19,190	1,203,016
Vale SA - ADR	49,091	516,437
		5,698,939

Oil & Gas Producers - 2.3%
Canadian Natural Resources Ltd.	28,764	1,041,074
Cenovus Energy, Inc.	17,664	327,526
LUKOIL PJSC - ADR (a)(c)	224	0
Suncor Energy, Inc.	17,127	694,611
Woodside Energy Group Ltd.	25,607	472,409
		2,535,620

Renewable Energy - 0.3%
Vestas Wind Systems AS (a)	13,649	313,749

Retail - Discretionary - 2.2%
Fast Retailing Co. Ltd.	2,643	846,784
Industria de Diseno Textil SA	14,931	809,502
Wesfarmers Ltd.	15,056	741,645
		2,397,931

Semiconductors - 19.6%
ASM International NV	578	390,912
ASML Holding NV	5,340	4,799,628
Disco Corp.	1,217	356,562
Infineon Technologies AG	110,021	4,018,832
STMicroelectronics NV	8,621	274,446
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	61,176	10,503,919
Tokyo Electron Ltd.	6,289	1,114,575
		21,458,874

Software - 7.5%
Constellation Software, Inc.	261	852,220
Dassault Systemes SE	8,798	343,576
SAP SE	13,636	2,984,337
Shopify, Inc. - Class A (a)	55,064	4,077,862
		8,257,995

Specialty Finance - 0.6%
Experian PLC	12,490	604,728

Technology Hardware - 4.5%
Murata Manufacturing Co. Ltd.	25,179	524,487
NIDEC CORP	6,838	279,240
Samsung Electronics Co. Ltd.	65,293	3,631,598
Xiaomi Corp. - Class B (a)(b)	197,117	492,767
		4,928,092

Transportation & Logistics - 2.1%
Canadian National Railway Co.	7,631	899,074
Canadian Pacific Kansas City Ltd.	12,475	1,035,487
DSV AS	2,339	418,261
		2,352,822
TOTAL COMMON STOCKS (Cost $93,500,766)		107,970,202

REAL ESTATE INVESTMENT TRUSTS - 0.5%	Shares	Value
Goodman Group	23,089	523,240
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $546,475)		523,240

WARRANTS - 0.0%(d)	Contracts	Value
Software - 0.0%(d)
Constellation Software, Inc./Canada, Expires 03/31/2040, Exercise Price $0.00 (a)(c)(e)(f)	122	0
TOTAL WARRANTS (Cost $0)		0

TOTAL INVESTMENTS - 99.0% (Cost $94,047,241)		108,493,442
Other Assets in Excess of Liabilities - 1.0%		1,081,519
TOTAL NET ASSETS - 100.0%		$109,574,961

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PJSC - Public Joint Stock Company
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2024, the value of these securities total $1,351,340 or 1.2% of the Fund’s net assets.

(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of August 31, 2024.

(d)	Represents less than 0.05% of net assets.
(e)	Expiration is the earlier of March 2040 or the first date on which all the outstanding Series 1 Debentures have matured or have otherwise been repurchased, redeemed or cancelled.
(f)	Each warrant will, upon exercise, entitle the holder to receive $100 CAD principal of Series 2 Debentures for each $100 principal amount of Series 1 Debentures tendered for repurchase by the company.

Summary of Fair Value Disclosure as of August 31, 2024 (Unaudited)

Wahed Dow Jones Islamic World ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2024:

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks	$107,970,202	$–	$–	(a)	$107,970,202
Real Estate Investment Trusts	523,240	–	–		523,240
Warrants	–	–	0	(a)	0	(a)
Total Investments	$108,493,442	$–	$0	(a)	$108,493,442

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)	Amount is less than $0.50. The security classified as Level 3 is deemed immaterial.

Level 3 Reconciliation Disclosure
Common Stocks
Balance as of May 31, 2024	$2,464
Realized gain (loss)	—
Change in unrealized net depreciation	(2,464)
Purchases	—
(Sales)	—
Transfer in/(out) of Level 3	—
Balance as of August 31, 2024	—
Change in Net unrealized appreciation/depreciation during the period for Level 3 investments held at August 31, 2024	$(2,464)

The Level 3 investments as of August 31, 2024 represented 0.00% of net assets. Certain Russian-issued securities continue to be untradeable due to the ongoing conflict in Russia and Ukraine, which has caused significant disruption and volatility in the global stock market.

Allocation of Portfolio Holdings by Country as of August 31, 2024
(% of Net Assets)
Switzerland	$13,849,677	12.5%
Japan	13,055,508	11.9
Canada	10,897,517	9.9
France	10,672,057	9.8
Taiwan	10,503,919	9.6
United Kingdom	9,339,575	8.6
Germany	7,574,297	6.9
Denmark	6,902,542	6.3
Netherlands	6,893,744	6.3
Australia	5,743,458	5.2
South Korea	3,810,473	3.5
China	3,784,565	3.4
Ireland	1,534,592	1.4
Sweden	1,368,268	1.3
Spain	1,211,735	1.1
Italy	835,078	0.8
Brazil	516,437	0.5
Russia	0	–
Other Assets in Excess of Liabilities	1,081,519	1.0
	$109,574,961	100.0%